Convertible Notes (Details Narrative) - 8% Convertible Unsecured Promissory Notes [Member]		3 Months Ended
	Mar. 07, 2017 USD ($) Integer $ / shares	Mar. 31, 2019 USD ($)	Jan. 14, 2020 USD ($)	Nov. 25, 2019 USD ($)
Debt instrument, interest rate	8.00%
Proceeds from sale of convertible note payable	$ 1,250,000
Number of accredited investors | Integer	4
Debt instrument, maturity date	Mar. 31, 2020
Interest rate in case of default	10.00%
Repayment of debt		$ 250,000
Conversation price | $ / shares	$ 2.80
First Debenture [Member]
Debt instrument, interest rate	5.00%
Conversation price | $ / shares	$ 2.725
First Debenture [Member] | Securities Purchase Agreement [Member]
Convertible debenture				$ 1,000,000
Second Debenture [Member]
Debt instrument, interest rate	5.00%
Conversation price | $ / shares	$ 2.725
Second Debenture [Member] | Securities Purchase Agreement [Member]
Convertible debenture			$ 500,000